Leases - Future Aggregate Rental Payments (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Future aggregate rental payments under non-cancelable operating leases
Fiscal 2021	$ 16.9	$ 45.1	$ 42.3
Fiscal 2022	49.5	36.8	33.6
Fiscal 2023	40.2	27.8	26.6
Fiscal 2024	29.2	18.3	18.5
Fiscal 2025	19.7	10.9	12.1
Thereafter	27.8	8.6	10.2
Total minimum lease payments	183.3	147.5	143.3
Less: present value discount	(24.5)	(18.8)	(19.9)
Present value of lease liabilities	$ 158.8	$ 128.7	$ 123.4